Share-Based Payments (Summary Of Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
OUTSTANDING, Beginning of year, shares	669
Granted, shares	93
Exercised, shares	(345)
Cancelled, expired or forfeited, shares	(100)
OUTSTANDING, Ending balance, shares	317
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
OUTSTANDING, Beginning of year, weighted average exercise price	$ 34.86
Granted, weighted average exercise price	$ 59.08
Exercised, weighted average exercise price	$ 30.58
Cancelled, expired or forfeited, weighted average exercise price	$ 42.42
OUTSTANDING, Ending balance, weighted average exercise price	$ 42.74